Supplemental Information on Oil and Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
39.	SUPPLEMENTAL INFORMATION ON OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)
The following information is presented in accordance with ASC No. 932 “Extractive Activities – Oil and Gas”, as amended by ASU 2010 – 03 “Oil and Gas Reserves. Estimation and Disclosures,” issued by FASB in January 2010.
Oil and gas reserves
Proved oil and gas reserves are those quantities of oil and gas which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible (from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations) prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within reasonable time. In some cases, substantial investments in new wells and related facilities may be required to recover proved reserves.
Information on net proved reserves as of December 31, 2020, 2019 and 2018 was calculated in accordance with the SEC rules and Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 932, as amended. Accordingly, crude oil prices used to determine reserves were calculated each month for crude oils of different quality produced by the Company. Consequently, to calculate our net proved reserves as of December 31, 2020, the Company considered (i) for 2021, the 12 months average of domestic realized prices for crude oil taking into account the effect of export taxes in place until December 31, 2021 (in accordance with Law No 27,541 and Decree No. 488/2020); (ii) for and following the year 2022, given that there are no formal export taxes in place, the unweighted average price of crude oil of the first-day-of-the-month
for each month within the twelve-month period ended December 31, 2020, which refers to the Brent prices adjusted by each different quality produced by the Company.
Additionally, since there are no benchmark market natural gas prices available in Argentina, the Company considered the 12 months average of domestic market realized prices, according to the SEC’s rules and FASB’s ASC 932 rules, but it also took into account the effect of certain areas from the Neuquina Basin where prices are set according to contracts awarded to YPF S.A under “Plan GasAr” until 2024.
Notwithstanding the foregoing, commodity prices have fluctuated significantly in recent years.
Net reserves are defined as that portion of the gross reserves attributable to the interest of YPF after deducting interests owned by third parties. In determining net reserves, the Group excludes from its reported reserves royalties due to others, whether payable in cash or in kind, where the royalty owner has a direct interest in the underlying production and is able to make lifting and sales arrangements independently. By contrast, to the extent that royalty payments required to be made to a third party, whether payable in cash or in kind, are a financial obligation, or are substantially equivalent to a production or severance tax, the related reserves are not excluded from the reported reserves despite the fact that such payments are referred to as “royalties” under local rules. The same methodology is followed in reporting our production amounts.
Gas reserves exclude the gaseous equivalent of liquids expected to be removed from the gas on concessions and leases, at field facilities and at gas processing plants. These liquids are included in net proved reserves of natural gas liquids.
Technology used in establishing proved reserves additions in 2020
YPF’s estimated proved reserves are based on estimates generated through the integration of available and appropriate data, utilizing well-established technologies that have been demonstrated in the field to yield repeatable and consistent results. Data used in these integrated assessments include information obtained directly from the subsurface via wellbore, such as well logs, reservoir core samples, fluid samples, static and dynamic pressure information, production test data, and surveillance and performance information. The data utilized also include subsurface information obtained through indirect measurements, including high quality
2-D
and
3-D-seismic
data, calibrated with available well control. Where applicable, geological outcrops information was also utilized. The tools used to interpret and integrate all this data included both proprietary and commercial software for reservoir modeling, simulation and data analysis. In some circumstances, where appropriate analog reservoir models are available, reservoir parameters from these analog models were used to increase the reliability of our reserves estimates.

Changes in YPF’s Estimated Net Proved Reserves
The table below sets forth information regarding changes in YPF’s net proved reserves during 2020, 2019 and 2018, by hydrocarbon product.

	2020			2019			2018
Oil and Condensate	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated entities	(Millions of barrels)
At January 1,	613	613	—	582	582	—	422	422	—
Developed	301	301	—	339	339	—	286	286	—
Undeveloped	312	312	—	243	243	—	136	136	—
Revisions of previous estimates (1)	(92)	(92)	—	21	21	*	126	126	—
Extensions and discoveries	47	47	—	86	86	—	103	103	—
Improved recovery	*	*	—	8	8	—	15	15	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	(9)	(9)	—	(1)	(1)	—	(1)	(1)	—
Production for the year (2)	(76)	(76)	—	(83)	(83)	*	(83)	(83)	—

At December 31, (3)	483	483	—	613	613	—	582	582	—

Developed	229	229	—	301	301	—	339	339	—
Undeveloped	254	254	—	312	312	—	243	243	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—

	2020			2019			2018
Oil and Condensate	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated and Equity-accounted entities	(Millions of barrels)
At January 1,
Developed	301	301	—	339	339	—	286	286	—
Undeveloped	312	312	—	243	243	—	136	136	—

Total	613	613	—	582	582	—	422	422	—

At December 31,
Developed	229	229	—	301	301	—	339	339	—
Undeveloped	254	254	—	312	312	—	243	243	—

Total	483	483	—	613	613	—	582	582	—

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years 2020, 2019 and 2018 includes an estimated approximately 11, 12 and 12 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities as of December 31, 2020, 2019 and 2018 include an estimated approximately 70, 88 and 83 mmbbl, respectively, in respect of royalty payments which, as described above, are a financial obligation or are substantially equivalent to a production or similar tax

	2020			2019			2018
Natural Gas Liquids	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated entities	(Millions of barrels)
At January 1,	60	60	—	56	56	—	58	58	—
Developed	38	38	—	41	41	—	47	47	—
Undeveloped	22	22	—	15	15	—	11	11	—
Revisions of previous estimates (1)	8	8	—	4	4	—	(1)	(1)	—
Extensions and discoveries	9	9	—	14	14	—	13	13	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	(1)	(1)	—	—	—	—	—	—	—
Production for the year (2)	(13)	(13)	—	(14)	(14)	—	(14)	(14)	—

At December 31, (3)	63	63	—	60	60	—	56	56	—

Developed	32	32	—	38	38	—	41	41	—
Undeveloped	31	31	—	22	22	—	15	15	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—

	2020			2019			2018
Natural Gas Liquids	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated and Equity-accounted entities	(Millions of barrels)
At January 1,
Developed	38	38	—	41	41	—	47	47	—
Undeveloped	22	22	—	15	15	—	11	11	—

Total	60	60	—	56	56	—	58	58	—

At December 31,
Developed	32	32	—	38	38	—	41	41	—
Undeveloped	31	31	—	22	22	—	15	15	—

Total	63	63	—	60	60	—	56	56	—

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Natural gas liquids production for the years 2020, 2019 and 2018 includes an estimated approximately 1, 1 and 2 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas liquids reserves of consolidated entities as of December 31, 2020, 2019 and 2018 include an estimated approximately 7, 6 and 8 mmbbl, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

	2020			2019			2018
Natural gas	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated entities	(Billions of standard cubic feet)
At January 1,	2,241	2,241	—	2,481	2,481	—	2,520	2,520	—
Developed	1,743	1,743	—	1,915	1,915	—	1,850	1,850	—
Undeveloped	498	498	—	566	566	—	670	670	—
Revisions of previous estimates (1)	136	136	—	(104)	(104)	—	178	178	—
Extensions and discoveries	199	199	—	384	384	—	329	329	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	(6)	(6)	—	(8)	(8)	—	(4)	(4)	—
Production for the year (2)	(460)	(460)	—	(512)	(512)	—	(542)	(542)	—

At December 31, (3) (4)	2,110	2,110	—	2,241	2,241	—	2,481	2,481	—

Developed	1,486	1,486	—	1,743	1,743	—	1,915	1,915	—
Undeveloped	624	624	—	498	498	—	566	566	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—

	2020			2019			2018
Natural gas	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated and Equity-accounted entities	(Billions of standard cubic feet)
At January 1,
Developed	1,743	1,743	—	1,915	1,915	—	1,850	1,850	—
Undeveloped	498	498	—	566	566	—	670	670	—

Total	2,241	2,241	—	2,481	2,481	—	2,520	2,520	—

At December 31,
Developed	1,486	1,486	—	1,743	1,743	—	1,915	1,915	—
Undeveloped	624	624	—	498	498	—	566	566	—

Total	2,110	2,110	—	2,241	2,241	—	2,481	2,481	—

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of natural gas reserves is considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years 2020, 2019 and 2018 includes an estimated approximately 53, 60 and 61 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities as of December 31, 2020, 2019 and 2018 include an estimated approximately 245, 259 and 288 bcf, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

(4)
Proved natural gas reserves of consolidated entities and equity-accounted entities as of December 31, 2020, 2019 and 2018 include an estimated approximately 290, 321 and 349 bcf, respectively, which is consumed as fuel at the field.

	2020			2019			2018
Oil equivalent (1)	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated entities	(Millions of barrels of oil equivalent)
At January 1,	1,073	1,073	—	1,080	1,080	—	929	929	—
Developed	650	650	—	722	722	—	663	663	—
Undeveloped	423	423	—	358	358	—	266	266	—
Revisions of previous estimates (2)	(61)	(61)	*	7	7	*	157	157	—
Extensions and discoveries	92	92	—	169	169	—	174	174	—
Improved recovery	—	—	—	8	8	—	15	15	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	(11)	(11)	—	(3)	(3)	—	(2)	(2)	—
Production for the year (3)	(171)	(171)	*	(188)	(188)	*	(193)	(193)	—

At December 31, (4)	922	922	—	1,073	1,073	—	1,080	1,080	—

Developed	526	526	—	650	650	—	722	722	—
Undeveloped	396	396	—	423	423	—	358	358	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (2)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (3)	—	—	—	—	—	—	—	—	—

At December 31, (4)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—

	2020			2019			2018
Oil equivalent (1)	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
Consolidated and Equity-accounted entities	(Millions of barrels of oil equivalent)
At January 1,
Developed	650	650	—	722	722	—	663	663	—
Undeveloped	423	423	—	358	358	—	266	266	—

Total	1,073	1,073	—	1,080	1,080	—	929	929	—

At December 31,
Developed	526	526	—	650	650	—	722	722	—
Undeveloped	396	396	—	423	423	—	358	358	—

Total	922	922	—	1,073	1,073	—	1,080	1,080	—

*	Not material (less than 1).
(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)
Revisions in estimates of reserves are performed at least once a year. Revision of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.

(3)
Barrel of oil equivalent production of consolidated entities for the years 2020, 2019 and 2018 includes an estimated approximately 22, 24 and 24 mmboe, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities as of December 31, 2020, 2019 and 2018 include an estimated approximately 120, 140 and 143 mmboe, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

The paragraphs below explain in further detail the most significant changes in our proved reserves during 2020, 2019 and 2018.
Changes in our estimated proved reserves during 2020
Extensions and Discoveries
As a result of wells drilled and put on production in unproved reserves and resources areas, approximately 6 mmboe of proved developed reserves were added (4 mmbbl of crude oil and 9 bcf of natural gas), and 85 mmboe of proved undeveloped reserves (42 mmbbl of crude oil, 9 mmbbl of NGL and 189 bcf of natural gas) were added, mainly due to new shale oil and gas projects in the Vaca Muerta formation.
Main proved undeveloped reserves additions are related to Unconventional activities in the Neuquina basin, while proved developed reserves contributions come in most cases from the Neuquina and San Jorge basin executed projects.
Improved Recovery
As a result of the execution of some secondary recovery projects, mainly in the Neuquina, basin and tertiary recovery in Manantiales Behr field, offset by delay in some projects development plan, no significant reserves volumes were added.
Sales and Acquisitions
As a result of sales, 11 mmboe of proved reserves were reduced., mainly due to a change of participation in Bandurria Sur field.
Revisions of Previous Estimates
During 2020, the Company’s proved reserves were revised downwards by 61 mmboe (93 mmbbl of crude oil offset by an increase of 8 mmbbl of NGL and 136 bcf of natural gas).
The main revisions to proved reserves have been due to the following:

•
Total liquids and gas production performance from existing wells was better than expected, resulting in an addition of approximately 38 mmboe to proved developed reserves, according to new reserves estimates, mainly in the Neuquina and Austral basins.

•
A deduction of 61 mmboe of proved reserves as a result of lower average oil prices and its impact on incomes, and on fields economic limit, partially offset by higher average prices due to Plan Gas IV incentive. Changes occurred mainly in fields of the Golfo San Jorge and Neuquina basins.

•	A change in our development strategy in certain areas, including cancelled or deferred schedules, resulted in a downwards revision of 37 mmboe from previous projects, mainly from the Neuquina basin.
Changes in our estimated proved reserves during 2019
Extensions and Discoveries
As a result of wells drilled in unproved reserves and resources areas, approximately 32 mmboe of proved developed reserves (11 mmbbl of crude oil, 2 mmbbl of NGL and 107 bcf of natural gas), and 137 mmboe of proved undeveloped reserves (76 mmbbl of crude oil, 12 mmbbl of NGL and 276 bcf of natural gas) were added mainly due to new shale oil and gas projects from Loma La Lata Norte, Bandurria Sur, La Amarga Chica and Aguada de la Arena fields.
Main proved undeveloped reserves additions are related to Unconventional activities in the Neuquina basin, while proved developed reserves contributions come in most cases from executed projects in the Neuquina and San Jorge basin.
Improved Recovery
A total of approximately 8 mmboe of proved reserves were added mainly due to new projects and positive production response. Main contributions came from the Neuquina basin, where additions were 5 mmboe of proved secondary recovery reserves, 2 mmboe from the Golfo San Jorge basin and 1 mmboe from the Cuyana basin.

Sales and Acquisitions
As a net result of sales and acquisitions, 3 mmboe of proved reserves were reduced. The decrease in these reserves is related mainly to the sale of interests in Al Sur de la Dorsal, El Santiagueño and Bajo del Piche fields.
Revisions of Previous Estimates
During 2019, the Company’s proved reserves were revised upwards by 7 mmboe (21 mmbbl of crude oil, 4 mmbbl of NGL and a decrease of 103 bcf of natural gas).
The main revisions to proved reserves have been due to the following:

•
A deduction of 10 mmboe of proved reserves as a result of lower average oil and gas prices jointly with lower operating costs in 2019, its impact on incomes, and on fields economic limit. Changes occurred mainly in fields of the Cuyana and Neuquina basins.

•
Total liquids and gas production performance from existing wells was better than expected, resulting in an addition of approximately 33 mmboe to proved developed reserves, according to new reserves estimates, mainly in the Neuquina and Golfo San Jorge basins.

•	A change in our development strategy in certain areas, which resulted in a downwards revision of 42 mmboe from previous projects, mainly from the Neuquina, Austral and Golfo San Jorge basins.

•	A revision of Vaca Muerta development project at Loma Campana field, which resulted in an upward revision of 19 mmboe.

•
The modification or cancellation of some primary and improved recovery oil projects development schedules, resulting in a 6 mmboe proved undeveloped reserves reduction, mainly in the Golfo San Jorge and Neuquina basins.

Changes in our estimated proved reserves during 2018
Extensions and Discoveries
As a result of wells drilled in unproved reserves and resources areas, approximately 25 mmboe of proved developed reserves (8 mmbbl of crude oil, 1 mmbbl of NGL and 92 bcf of natural gas), and 149 mmboe of proved undeveloped reserves (95 mmbbl of crude oil, 12 mmbbl of NGL and 238 bcf of natural gas) were added, mainly due to new shale oil and gas projects from Loma La Lata Norte, Loma Campana, Bandurria Sur and La Amarga Chica fields.
Main proved undeveloped reserves additions are related to unconventional and tight gas activities in the Neuquina basin, while proved developed reserves contributions come in most cases from the Neuquina, Noroeste and San Jorge basin projects.
Improved Recovery
A total of approximately 15 mmboe of proved reserves were added, mainly due to new projects and positive production response. Main contributions come from the Golfo San Jorge basin where additions were 4.4 mmboe of proved developed and 8 mmboe of proved undeveloped secondary recovery reserves and 3 mmboe from the Neuquina basin.
Sales and Acquisitions
As a net result of sales and acquisitions, 1.4 mmboe of proved developed reserves were reduced. The decrease in these reserves is related mainly to a change in participation for Cerro Bandera and Bandurria Sur fields and an acquisition of participation in Llancanelo field.
Revisions of Previous Estimates
During 2018, the Company’s proved reserves were revised upwards by 156 mmboe (126 mmbbl of crude oil and 178 bcf of natural gas and a decrease of 1 mmbbl of NGL).

The main revisions to proved reserves have been due to the following:

•
The addition of 143 mmboe of proved developed reserves as a result of higher average oil and gas prices and lower operating costs in 2018, its impact on incomes, and on fields economic limit. Changes occurred mainly in fields of the Neuquina Basin (56 mmboe), Golfo San Jorge basin (40 mmboe) and Austral Basin (31 mmboe).

•
The new economic scenario also improved scheduled projects economics, resulting in a 48 mmboe proved undeveloped reserves incorporation mainly from oil fields of the Golfo San Jorge Basin (33 mmboe) and Neuquina basin (15 mmboe).

•
Total liquids and gas production performance from existing wells was better than expected, resulting in an addition of approximately 33 mmboe to proved developed reserves, according to new reserves estimates, mainly in the Neuquina and Golfo San Jorge basins.

•	A change in our development strategy in certain areas, which resulted in a downwards revision of 43 mmboe from previous projects, mainly from the Neuquina, Austral and Golfo San Jorge basins.

•
Some primary and improved recovery oil projects development schedules were modified or canceled, resulting in a 5 mmboe proved undeveloped reserves reduction, mainly in Austral, Golfo San Jorge and Cuyana basins.

•	Changes in gas compression projects which resulted in a 5 mmboe reduction of proved undeveloped reserves, mainly from the Neuquina basin.

•	Net production results and forecasts from existing and new wells were lower than expected, resulting in a 13 mmboe reduction of proved reserves. Main differences were found in the Neuquina basin.
Capitalized costs
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2020, 2019 and 2018:

	2020				2019			2018
Consolidated capitalized costs	Argentina	Other foreign	Worldwide		Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Proved oil and gas properties
Mineral property, wells and related equipment	3,889,483	3,052	3,892,535	(1)	2,693,690	2,033	2,695,723	1,594,064	—	1,594,064
Support equipment and facilities	113,563	—	113,563	(2)	80,012	—	80,012	47,224	—	47,224
Drilling and work in progress	159,614	—	159,614		142,122	—	142,122	80,737	—	80,737
Unproved oil and gas properties	20,044	—	20,044		30,012	—	30,012	14,909	1,241	16,150

Total capitalized costs	4,182,704	3,052	4,185,756		2,945,836	2,033	2,947,869	1,736,933	1,241	1,738,174
Accumulated depreciation and valuation allowances	-3,306,031	-2,827	-3,308,858	(3)	(2,239,487)	(1,973)	(2,241,460)	(1,283,840)	(489)	(1,284,328)

Net capitalized costs	876,673	225	876,898		706,349	60	706,409	453,093	752	453,846

(1)	Includes 9,899 corresponding to all Upstream contracts, excepted for Drilling Contracts (2) comprised in right-of-use assets (IFRS 16).
(2)	Includes 40,829 corresponding to Drilling contracts comprised in right-of-use assets (IFRS 16).
(3)	Includes (21,032) corresponding to Accumulated Depreciation of all Upstream contracts of right-of-use assets (IFRS 16).
There is no Group’s share in equity method investees’ capitalized costs during the years ended December 31, 2020, 2019 and 2018.
Costs incurred
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2020, 2019 and 2018:

	2020				2019			2018
Consolidated costs incurred	Argentina	Other foreign	Worldwide		Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Acquisition of unproved properties	715	—	715		4,171	—	4,171	276	—	276
Acquisition of proved properties	—	—	—		—	—	—	166	—	166
Exploration costs	2.348	141	2.489		9,115	771	9,886	7,283	381	7,664
Development costs	61.441	—	61.441	(1)	132,289	—	132,289	53,553	—	53,553

Total costs incurred	64.504	141	64.645		145,575	771	146,346	61,278	381	61,659

(1)	Includes 11,505 corresponding to additions of Upstream contracts comprised in right-of-use assets (IFRS 16).
There is no Group’s share in equity method investees’ costs incurred during the years ended December 31, 2020, 2019 and 2018.
Results of operations from oil and gas producing activities
The following tables include only the revenues and expenses directly associated with oil and gas producing activities. It does not include any allocation of the interest costs or corporate overhead and, therefore, is not necessarily indicative of the contribution to net earnings of the oil and gas operations.
Differences between these tables and the amounts shown in Note 5 “Segment information”, for the exploration and production business unit, relate to additional operations that do not arise from those properties held by the Group.

	2020				2019				2018
Consolidated results of operations	Argentina		Other Foreign	Worldwide	Argentina		Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Net sales to unaffiliated parties	2,419		6	2,425	1,949		120	2,069	3,085	—	3,085
Net intersegment sales	289,421		—	289,421	286,585		—	286,585	207,480	—	207,480

Total net revenues	291,840		6	291,846	288,534		120	288,654	210,565	—	210,565
Production costs	(193,166	) (1)	(165)	(193,331)	(164,562	) (1)	(242)	(164,804)	(114,381)	—	(114,381)
Exploration expenses	(5,688)		(169)	(5,857)	(6,045)		(734)	(6,779)	(5,185)	(224)	(5,409)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(137,183	) (2)	(21)	(137,204)	(124,977	) (2)	(980)	(125,957)	(72,044)	—	(72,044)
Impairment of Property, plant and equipment	7,475		—	7,475	(40,561)		—	(40,561)	3,265	(365)	2,900
Other	889		231	1,120	(6,569)		(56)	(6,625)	(2,839)	(168)	(3,007)

Pre-tax income (loss) from producing activities	(35,833)		(118)	(35,951)	(54,180)		(1,892)	(56,072)	19,381	(757)	18,624
Income tax expense / benefit	10,750		41	10,791	16,254		417	16,671	(5,814)	227	(5,587)

Results of oil and gas producing activities	(25,083)		(77)	(25,160)	(37,926)		(1,475)	(39,401)	13,567	(530)	13,037

(1)
Includes Ps. 10,243 million and Ps. 6,680 million corresponding to short term leases and variable lease payments related to the use of assets, for the years ended December 31, 2020 and 2019, respectively. For more information See Note 2.b.12) to the Audited Consolidated Financial Statements.

(2)	Includes Ps. (9,005) million and Ps. (6,060) million corresponding to depreciation of right-of-use assets for the years ended December 31, 2020 and 2019, respectively (IFRS 16).
There is no Group’s share in equity method investees’ results of operations during the years ended December 31, 2020, 2019 and 2018.

Standardized measure of discounted future net cash flows
The standardized measure is calculated as the excess of future cash inflows from proved reserves less future costs of producing and developing the reserves, future income taxes and a discount factor. Future cash inflows represent the revenues that would be received from production of year-end
proved reserve quantities assuming the future production would be sold at the prices used for reserves estimates as of year-end
(the “average price”). Accordingly, crude oil prices used to determine reserves were calculated each month, for crude oils of different quality produced by the Group.

For the year ended December 31, 2020, the Company considered the realized prices for crude oil in the domestic market taking into account the effect of export taxes as in effect as of each of the corresponding years (until 2021, in accordance with Law 27,541). For the years beyond 2022, the Company considered the unweighted average price of the first-day-of-the-month
for each month within the twelve-month period ended December 31, 2020, which refers to the Brent prices adjusted by each different quality produced by the Company.
Additionally, since there are no benchmark market natural gas prices available in Argentina, the Company considered the realized prices in the domestic market according to the SEC rules and FASB’s ASC 932 rules, but it also took into account the effect of certain market regulations issued mainly during the second half of the 2020 for certain natural gas segments.
Future production costs include the estimated expenditures related to production of the proved reserves, plus any production taxes without consideration of future inflation. Future development costs include the estimated costs of drilling development wells and installation of production facilities, plus the net costs associated with dismantling and abandonment of wells, assuming year-end
costs continue without consideration of future inflation. Future income taxes were determined by applying statutory rates to future cash inflows less future production costs and less tax depreciation of the properties involved. The present value was determined by applying a discount rate of 10% per year to the annual future net cash flows.
The future cash inflows and outflows in foreign currency have been remeasured at the selling exchange rate of Argentine pesos 84.05 per U.S.$ 1.00 as of December 31, 2020.
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2020			2019			2018
Consolidated standardized measure of discounted future net cash flows	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Future cash inflows (1)	2,071,924	—	2,071,924	2,545,028	—	2,545,028	1,786,896	—	1,786,896
Future production costs	(1,128,613)	—	(1,128,613)	(1,333,468)	—	(1,333,468)	(913,980)	—	(913,980)
Future development costs	(644,714)	—	(644,714)	(482,015)	—	(482,015)	(304,448)	—	(304,448)
Future income tax expenses	(13,420)	—	(13,420)	(120,966)	—	(120,966)	(121,388)	—	(121,388)
10% annual discount for estimated timing of cash flows	(105,899)	—	(105,899)	(227,670)	—	(227,670)	(138,847)	—	(138,847)

Total standardized measure of discounted future net cash flows	179,278	—	179,278	380,909	—	380,909	308,233	—	308,233

(1)
For the years ended December 31, 2020 and 2019, future cash inflows are stated net of the effect of withholdings on exports until 2021 in accordance with Law No. 27,541. For the years ended December 31, 2018, future cash inflows are stated net of the effect of withholdings on exports until 2020 in accordance with Decree No. 793/2018.

There is no Group’s share in equity method investees’ standardized measure of discounted future net cash flows during the years ended December 31, 2020, 2019 and 2018.

Changes in the standardized measure of discounted future net cash flows
The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Beginning of year	380,909	308,233	66,433
Sales and transfers, net of production costs	(176,237)	(197,278)	(62,115)
Net change in sales and transfer prices, net of future production costs	(401,237)	(239,226)	68,651
Changes in reserves and production rates (timing)	(26,428)	(26,496)	111,137
Net changes for extensions, discoveries and improved recovery	120,070	228,354	160,784
Net change due to purchases and sales of minerals in place	(19,624)	(1,152)	(730)
Changes in estimated future development and abandonment costs	(104,300)	(82,799)	(71,368)
Development costs incurred during the year that reduced future development costs	94,505	102,784	39,780
Accretion of discount	48,400	43,534	11,490
Net change in income taxes	106,148	66,705	(80,832)
Others (1)	157,072	178,250	65,003

End of year	179,278	380,909	308,233

(1)	Corresponds mainly to exchange differences arising from the translation of our cash flows in the functional currency to the presentation currency.
There is no Group’s share in equity method investees’ changes in the standardized measure of discounted future net cash flows during the years ended December 31, 2020, 2019 and 2018.